Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Policies and Procedure
The purpose of information security and cybersecurity is to define the general guidelines regarding the Information Security Governance and Management System (SGGSI) and which must be known, adopted and complied with by all employees of the company, as well as third parties linked to it. SQM defines that the effective Governance and Management of Information and Operation Technology Security (IT/OT) is a business function and as such a critical element for the success and survival of SQM in a globalized and highly competitive world.
An information security strategy is developed and implemented in alliance with business strategies, information technologies (IT) and operational technologies (OT). The scope and extent of the information security strategy depends on the size, complexity of the company, its business activities, risks, vulnerabilities and threats, providing a reasonable defense against any internal or external attack. This cybersecurity strategy addresses preventive, detective, corrective and reactive measures. Also, an important aspect is the cybersecurity incident management life cycle, which consists of being able to methodologically analyze cybersecurity events/incidents from a point of view of the impact they could cause to the company. Incident response methodologies generally emphasize preparedness, not only establishing an incident response capability, but also preventing incidents by ensuring that systems, networks and applications are sufficiently secure. Preparation involves implementing the appropriate tools and configuring appropriate processes and procedures for treatment before an incident occurs. One of the most important tasks is to identify the assets that must be protected.
We have incorporated cybersecurity related risks into our overall risk management system, which is built considering international standards, such as ISO 31000 and COSO ERM (Committee of Sponsoring Organizations Enterprise Risk Management), and includes the following stages:
Risk Identification: To identify the risks, meetings will be held between the business risk management area and the different process owners of each business unit or business areas, who, due to their responsibilities, can be presumed to understand significant risk situations.

Based on this input, the Business Risk Management Department will prepare a list of the risks identified for each unit. This list will be called a "risk inventory".

Risk Analysis: Risk analysis includes the study of the causes and consequences in the event of a risk materialization. A risk can have multiple causes and consequences, which can affect more than one risk, so its correct identification will provide an in-depth analysis of the risk and its possible consequences. For any critical risk related to our strategic objectives, such as the risk of cybersecurity, a cause-consequence analysis must be performed, which is registered in a Bow-Tie sheet, which will help to better identify the controls that mitigate such risk. This analysis will be reviewed at least once every six months by the Business Risk Management Department and the responsible area.

Risk Assessment: Once the risk inventory has been prepared, the Business Risk Management Department will support the areas in the assessment of their risks. Risk assessment consists of determining two dimensions for each risk: the likelihood of occurrence and the impact it would have on the Company. First, it is evaluated based on inherent risk, in order to document what the impact and likelihood would be if controls were not implemented or did not operate satisfactorily, and then on residual risk, that is, taking into account the preventive and mitigation measures identified by the risk owners.

Risk Treatment: Once the residual risk has been defined, there are different ways of dealing with the risks based on the risk management methodology, which must be considered on a case-by-case basis. The way in which risk is dealt with will depend mainly on the risk appetite defined for each case.

Risk Monitoring: The Business Risk Management Department continuously monitors the action plans committed by each responsible area.

Risk Communication: At least twice a year, the Business Risk Management Department will present SQM's critical risks, such as cybersecurity, to the Board of Directors directly, or through the Directors' Committee, so it may then report to the Board of Directors. Upon receipt of information regarding critical risks, the Board of Directors may request further details during the Board meeting or engage in discussions about the risks and/or mitigation measures with the respective responsible party.

SQM's Business Risk Management Department is responsible for performing all the above described stages of the process.

Every three years, SQM's Business Risk Management Department requests an evaluation of SQM's risk management function. This evaluation is conducted by an external audit firm and includes a review of governance, processes, culture, and supporting systems, comparison with an industry benchmark, and recommendations. The most recent evaluation was conducted in 2024.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We have incorporated cybersecurity related risks into our overall risk management system, which is built considering international standards, such as ISO 31000 and COSO ERM (Committee of Sponsoring Organizations Enterprise Risk Management), and includes the following stages:
Risk Identification: To identify the risks, meetings will be held between the business risk management area and the different process owners of each business unit or business areas, who, due to their responsibilities, can be presumed to understand significant risk situations.

Based on this input, the Business Risk Management Department will prepare a list of the risks identified for each unit. This list will be called a "risk inventory".

Risk Analysis: Risk analysis includes the study of the causes and consequences in the event of a risk materialization. A risk can have multiple causes and consequences, which can affect more than one risk, so its correct identification will provide an in-depth analysis of the risk and its possible consequences. For any critical risk related to our strategic objectives, such as the risk of cybersecurity, a cause-consequence analysis must be performed, which is registered in a Bow-Tie sheet, which will help to better identify the controls that mitigate such risk. This analysis will be reviewed at least once every six months by the Business Risk Management Department and the responsible area.

Risk Assessment: Once the risk inventory has been prepared, the Business Risk Management Department will support the areas in the assessment of their risks. Risk assessment consists of determining two dimensions for each risk: the likelihood of occurrence and the impact it would have on the Company. First, it is evaluated based on inherent risk, in order to document what the impact and likelihood would be if controls were not implemented or did not operate satisfactorily, and then on residual risk, that is, taking into account the preventive and mitigation measures identified by the risk owners.

Risk Treatment: Once the residual risk has been defined, there are different ways of dealing with the risks based on the risk management methodology, which must be considered on a case-by-case basis. The way in which risk is dealt with will depend mainly on the risk appetite defined for each case.

Risk Monitoring: The Business Risk Management Department continuously monitors the action plans committed by each responsible area.

Risk Communication: At least twice a year, the Business Risk Management Department will present SQM's critical risks, such as cybersecurity, to the Board of Directors directly, or through the Directors' Committee, so it may then report to the Board of Directors. Upon receipt of information regarding critical risks, the Board of Directors may request further details during the Board meeting or engage in discussions about the risks and/or mitigation measures with the respective responsible party.

SQM's Business Risk Management Department is responsible for performing all the above described stages of the process.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	At least twice a year, the Business Risk Management Department will present SQM's critical risks, such as cybersecurity, to the Board of Directors directly, or through the Directors' Committee, so it may then report to the Board of Directors. Upon receipt of information regarding critical risks, the Board of Directors may request further details during the Board meeting or engage in discussions about the risks and/or mitigation measures with the respective responsible party.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	At least twice a year, the Business Risk Management Department will present SQM's critical risks, such as cybersecurity, to the Board of Directors directly, or through the Directors' Committee, so it may then report to the Board of Directors.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	At least twice a year, the Business Risk Management Department will present SQM's critical risks, such as cybersecurity, to the Board of Directors directly, or through the Directors' Committee, so it may then report to the Board of Directors. Upon receipt of information regarding critical risks, the Board of Directors may request further details during the Board meeting or engage in discussions about the risks and/or mitigation measures with the respective responsible party.
Cybersecurity Risk Role of Management [Text Block]
The Company’s Business Risk Management Department consists of six professionals and is led by the Department Head, who reports directly to the Directors’ Committee. Each member of the department has training and/or certifications in risk management frameworks such as ISO 31000 or COSO Enterprise Risk Management (ERM) and has more than five years of experience in risk management, audit, and compliance roles.

SQM manages information security and cybersecurity for its Iodine‑Plant Nutrition and International Lithium divisions through its IT Security and Governance Department. Novandino Litio manages its information security and cybersecurity policies independently. The primary responsibility of these departments is to protect the Company’s IT infrastructure from cyberattacks and other technology‑related threats. SQM maintains an Information Security Management System (ISMS) based on ISO 27001, the Control Objectives for Information and Related Technologies (COBIT), and the National Institute of Standards and Technology (NIST) Cybersecurity Framework (CSF).

Within the Iodine‑Plant Nutrition division, the Cybersecurity and IT Governance departments operate as complementary functions that support business resilience. The Cybersecurity area is responsible for tactical and operational execution, including managing technical resources, implementing protection measures, maintaining continuous monitoring, and leading incident response activities. The IT Governance department is responsible for regulatory and corporate compliance and for overseeing the application of policies, procedures, and internal controls through audits.

Both functions report to the Deputy IT Manager and the IT Manager, who together have more than 30 years of combined experience in risk management, information asset protection, and operational continuity within the mining sector. This leadership oversees global operations and advises commercial and operational management to ensure cybersecurity remains an integral component of the Company’s operational strategy. Through this approach, a security‑aware culture is promoted to protect assets and support operational resilience.

Novandino Litio has an IT Security and Governance Department led by the Department Head, who reports directly to the IT Manager. This department has two primary missions. Information Security addresses risks associated with the use of information technologies, regulatory compliance, and data protection. Cybersecurity focuses on protecting, defending, and containing—through advanced monitoring—potential events and incidents that could affect the availability, integrity, and confidentiality of information.

The Trusted Information Security Assessment Exchange (TISAX) Label is a requirement of the German Association of the Automotive Industry (VDA) and is based on an Information Security Assessment mechanism developed by the VDA and executed by the ENX Association. Novandino Litio currently holds the TISAX Label and will be required to revalidate it in 2026.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
The Company’s Business Risk Management Department consists of six professionals and is led by the Department Head, who reports directly to the Directors’ Committee. Each member of the department has training and/or certifications in risk management frameworks such as ISO 31000 or COSO Enterprise Risk Management (ERM) and has more than five years of experience in risk management, audit, and compliance roles.

SQM manages information security and cybersecurity for its Iodine‑Plant Nutrition and International Lithium divisions through its IT Security and Governance Department. Novandino Litio manages its information security and cybersecurity policies independently. The primary responsibility of these departments is to protect the Company’s IT infrastructure from cyberattacks and other technology‑related threats. SQM maintains an Information Security Management System (ISMS) based on ISO 27001, the Control Objectives for Information and Related Technologies (COBIT), and the National Institute of Standards and Technology (NIST) Cybersecurity Framework (CSF).

Within the Iodine‑Plant Nutrition division, the Cybersecurity and IT Governance departments operate as complementary functions that support business resilience. The Cybersecurity area is responsible for tactical and operational execution, including managing technical resources, implementing protection measures, maintaining continuous monitoring, and leading incident response activities. The IT Governance department is responsible for regulatory and corporate compliance and for overseeing the application of policies, procedures, and internal controls through audits.

Both functions report to the Deputy IT Manager and the IT Manager, who together have more than 30 years of combined experience in risk management, information asset protection, and operational continuity within the mining sector. This leadership oversees global operations and advises commercial and operational management to ensure cybersecurity remains an integral component of the Company’s operational strategy. Through this approach, a security‑aware culture is promoted to protect assets and support operational resilience.

Novandino Litio has an IT Security and Governance Department led by the Department Head, who reports directly to the IT Manager. This department has two primary missions. Information Security addresses risks associated with the use of information technologies, regulatory compliance, and data protection. Cybersecurity focuses on protecting, defending, and containing—through advanced monitoring—potential events and incidents that could affect the availability, integrity, and confidentiality of information.

The Trusted Information Security Assessment Exchange (TISAX) Label is a requirement of the German Association of the Automotive Industry (VDA) and is based on an Information Security Assessment mechanism developed by the VDA and executed by the ENX Association. Novandino Litio currently holds the TISAX Label and will be required to revalidate it in 2026.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
The Company’s Business Risk Management Department consists of six professionals and is led by the Department Head, who reports directly to the Directors’ Committee. Each member of the department has training and/or certifications in risk management frameworks such as ISO 31000 or COSO Enterprise Risk Management (ERM) and has more than five years of experience in risk management, audit, and compliance roles.

SQM manages information security and cybersecurity for its Iodine‑Plant Nutrition and International Lithium divisions through its IT Security and Governance Department. Novandino Litio manages its information security and cybersecurity policies independently. The primary responsibility of these departments is to protect the Company’s IT infrastructure from cyberattacks and other technology‑related threats. SQM maintains an Information Security Management System (ISMS) based on ISO 27001, the Control Objectives for Information and Related Technologies (COBIT), and the National Institute of Standards and Technology (NIST) Cybersecurity Framework (CSF).

Within the Iodine‑Plant Nutrition division, the Cybersecurity and IT Governance departments operate as complementary functions that support business resilience. The Cybersecurity area is responsible for tactical and operational execution, including managing technical resources, implementing protection measures, maintaining continuous monitoring, and leading incident response activities. The IT Governance department is responsible for regulatory and corporate compliance and for overseeing the application of policies, procedures, and internal controls through audits.

Both functions report to the Deputy IT Manager and the IT Manager, who together have more than 30 years of combined experience in risk management, information asset protection, and operational continuity within the mining sector. This leadership oversees global operations and advises commercial and operational management to ensure cybersecurity remains an integral component of the Company’s operational strategy. Through this approach, a security‑aware culture is promoted to protect assets and support operational resilience.

Novandino Litio has an IT Security and Governance Department led by the Department Head, who reports directly to the IT Manager. This department has two primary missions. Information Security addresses risks associated with the use of information technologies, regulatory compliance, and data protection. Cybersecurity focuses on protecting, defending, and containing—through advanced monitoring—potential events and incidents that could affect the availability, integrity, and confidentiality of information.

The Trusted Information Security Assessment Exchange (TISAX) Label is a requirement of the German Association of the Automotive Industry (VDA) and is based on an Information Security Assessment mechanism developed by the VDA and executed by the ENX Association. Novandino Litio currently holds the TISAX Label and will be required to revalidate it in 2026.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Risk Communication: At least twice a year, the Business Risk Management Department will present SQM's critical risks, such as cybersecurity, to the Board of Directors directly, or through the Directors' Committee, so it may then report to the Board of Directors. Upon receipt of information regarding critical risks, the Board of Directors may request further details during the Board meeting or engage in discussions about the risks and/or mitigation measures with the respective responsible party.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true